NOTE 6 - LOANS PAYABLE - Schedule of Loans Payable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 195,662	$ 202,492	$ 442,151
Debt Instrument, Unamortized Discount		0	7,406
Long-Term Debt	195,662	202,492	434,745
Long-Term Debt, Current Maturities	95,407	94,342	315,450
Long-Term Debt, Excluding Current Maturities	100,255	108,150	119,295
Martus
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 95,407	$ 94,342	100,634
Debt Instrument, Payment Terms	Note was issued on October 23, 2018 and due on January 2, 2024	Note was issued on October 23, 2018 and due on January 3, 2023
Debt Instrument, Interest Rate, Stated Percentage	5.00%	500.00%
Darlene Covi19
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 100,255	$ 108,150	$ 109,690
Debt Instrument, Payment Terms	Note was issued on April 1, 2020 and due on March 31, 2025	Note was issued on April 1, 2020 and due on March 31, 2025
Debt Instrument, Interest Rate, Stated Percentage	0.00%	0.00%
Loans Payable One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Unamortized Discount